Statement of Financial Position, Classified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Koreancurrency KRW	Dec. 31, 2010 Koreancurrency KRW
Cash and Cash Equivalents, at Carrying Value	$ 35,709	41,369,000	7,423,000
Accounts Receivable, Net, Current	405,352	469,601,000	54,887,000
Notes, Loans and Financing Receivable, Net, Current	59,152	68,528,000	75,028,000
Inventory, Net	245,654	284,591,000	134,932,000
Other Assets, Current	29,105	33,719,000	46,348,000
Assets, Current	774,972	897,808,000	318,618,000
Property, Plant and Equipment, Net	3,579	4,147,000	16,466,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)			188,000
Deposits Assets, Noncurrent	43,271	50,130,000	4,208,000
Assets, Noncurrent	46,850	54,277,000	20,862,000
Assets	821,822	952,085,000	339,480,000
Accounts Payable, Current	2,167,623	2,511,192,000	2,346,450,000
Accrued Liabilities, Current	943,638	1,093,205,000	919,804,000
Other Short-term Borrowings	506,258	586,500,000	681,500,000
Other Long-term Debt, Current	4,031,308	4,670,271,000	4,207,085,000
Customer Advances or Deposits, Noncurrent	132,653	153,679,000	303,585,000
Deferred Revenue and Credits, Current	80,769	93,571,000	31,971,000
Other Liabilities, Current	46,931	54,363,000	49,917,000
Liabilities, Current	7,909,180	9,162,781,000	8,540,312,000
Notes Payable, Noncurrent	560,277	649,081,000	1,298,163,000
Other Long-term Debt, Noncurrent	157,421	182,373,000	167,123,000
Liabilities, Noncurrent	717,698	831,454,000	1,465,286,000
Liabilities	8,626,878	9,994,235,000	10,005,598,000
Common Stock, Value, Issued	3,158,752	3,659,415,000	3,509,415,000
Additional Paid in Capital, Common Stock	5,365,548	6,215,988,000	6,232,505,000
Accumulated Other Comprehensive Income (Loss), Net of Tax			90,024,000
Retained Earnings (Accumulated Deficit)	(16,329,356)	(18,917,553,000)	(19,121,226,000)
Stockholders' Equity Attributable to Noncontrolling Interest			(376,836,000)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	(7,805,056)	(9,042,150,000)	(9,666,118,000)
Liabilities and Equity	$ 821,822	952,085,000	339,480,000